Quarterly Report
February 28, 2023
MFS®  Blended Research®
Small Cap Equity Fund
BRS-Q3

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 101.1%
Aerospace & Defense – 0.9%
CACI International, Inc., “A” (a)	9,280	$2,719,040
Apparel Manufacturers – 1.3%
Skechers USA, Inc., “A” (a)	93,142	$4,145,751
Automotive – 2.2%
REV Group, Inc.	154,569	$1,806,912
Titan International, Inc. (a)	116,745	1,448,805
Visteon Corp. (a)	22,056	3,684,234
		$6,939,951
Biotechnology – 3.7%
Adaptive Biotechnologies Corp. (a)	194,326	$1,661,487
Alector, Inc. (a)	18,395	157,093
AlloVir, Inc. (a)	146,656	989,928
Arcus Biosciences, Inc. (a)	48,711	887,027
BioAtla, Inc. (a)	184,512	549,846
Deciphera Pharmaceuticals, Inc. (a)	10,668	154,686
Dynavax Technologies Corp. (a)	87,800	904,340
Exelixis, Inc. (a)	43,217	738,146
iTeos Therapeutics, Inc. (a)	65,571	1,161,263
Lyell Immunopharma, Inc. (a)(l)	259,443	557,803
Novavax, Inc. (a)(l)	14,288	132,307
Sana Biotechnology, Inc. (a)(l)	206,930	759,433
Sangamo Therapeutics, Inc. (a)	166,164	506,800
Varex Imaging Corp. (a)	73,393	1,298,322
Vir Biotechnology, Inc. (a)	52,845	1,204,866
		$11,663,347
Broadcasting – 0.6%
Entravision Communications Corp., “A”	301,537	$1,978,083
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	30,476	$893,252
Business Services – 5.0%
BlueLinx Holdings, Inc. (a)	23,859	$2,013,461
Boise Cascade Corp.	30,304	2,094,309
Forrester Research, Inc. (a)	76,474	2,515,230
HireRight Holdings Corp. (a)	77,724	856,519
StoneCo Ltd., “A” (a)	32,510	276,660
TaskUs, Inc., “A” (a)	177,172	3,048,244
TriNet Group, Inc. (a)	30,081	2,492,813
Yext, Inc. (a)	345,112	2,533,122
		$15,830,358
Cable TV – 0.3%
Cable One, Inc.	1,228	$848,069
Chemicals – 1.9%
Avient Corp.	37,155	$1,621,073
Element Solutions, Inc.	206,912	4,249,972
		$5,871,045

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 4.4%
Elastic N.V. (a)	53,366	$3,149,661
Eventbrite, Inc. (a)	407,737	3,571,776
Everbridge, Inc. (a)	54,819	1,791,485
Paycor HCM, Inc. (a)	94,264	2,334,919
Paylocity Holding Corp. (a)	16,353	3,149,752
		$13,997,593
Computer Software - Systems – 2.6%
Box, Inc., “A” (a)	151,612	$5,056,260
Rapid7, Inc. (a)	28,327	1,339,867
Rimini Street, Inc. (a)	252,196	1,079,399
Verint Systems, Inc. (a)	23,160	865,721
		$8,341,247
Construction – 1.4%
AZEK Co., Inc. (a)	67,294	$1,621,112
GMS, Inc. (a)	48,156	2,923,551
		$4,544,663
Consumer Products – 1.8%
Herbalife Ltd. (a)	50,378	$974,814
Prestige Consumer Healthcare, Inc. (a)	76,342	4,599,606
		$5,574,420
Consumer Services – 2.4%
Grand Canyon Education, Inc. (a)	43,473	$4,925,056
TravelCenters of America LLC (a)	32,541	2,744,834
		$7,669,890
Electrical Equipment – 0.8%
Vertiv Holdings Co.	157,069	$2,552,371
Electronics – 5.2%
Advanced Energy Industries, Inc.	41,124	$3,827,822
Alpha and Omega Semiconductor Ltd. (a)	47,668	1,273,212
Photronics, Inc. (a)	73,624	1,297,255
Plexus Corp. (a)	39,328	3,771,162
Sanmina Corp. (a)	11,120	672,315
Silicon Laboratories, Inc. (a)	31,615	5,644,226
		$16,485,992
Energy - Independent – 2.9%
Alpha Metallurgical Resources	2,311	$387,647
CONSOL Energy, Inc.	31,488	1,723,338
CVR Energy, Inc.	55,350	1,756,256
Magnolia Oil & Gas Corp., “A”	142,801	3,120,202
Par Pacific Holdings, Inc. (a)	74,939	2,081,805
		$9,069,248
Energy - Integrated – 0.2%
National Gas Fuel Co.	13,420	$768,698
Engineering - Construction – 2.0%
APi Group, Inc. (a)	108,922	$2,558,578
Dycom Industries, Inc. (a)	42,850	3,608,398
		$6,166,976

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.9%
Cal-Maine Foods, Inc.	26,278	$1,492,591
Hostess Brands, Inc. (a)	184,416	4,555,075
		$6,047,666
Food & Drug Stores – 0.2%
United Natural Foods, Inc. (a)	18,507	$753,790
Gaming & Lodging – 2.2%
International Game Technology PLC	174,633	$4,638,252
Penn Entertainment, Inc. (a)	17,604	537,450
Target Hospitality Corp. (a)	115,761	1,716,736
		$6,892,438
Insurance – 3.8%
Hanover Insurance Group, Inc.	17,613	$2,456,661
Jackson Financial, Inc.	52,662	2,389,802
Reinsurance Group of America, Inc.	20,915	3,021,590
Voya Financial, Inc.	53,766	4,005,029
		$11,873,082
Internet – 0.6%
ZipRecruiter, Inc., “A” (a)	112,179	$1,913,774
Leisure & Toys – 3.0%
Brunswick Corp.	40,414	$3,532,992
Funko, Inc., “A” (a)	166,625	1,801,216
Malibu Boats, Inc., “A” (a)	32,362	1,933,953
MasterCraft Boat Holdings, Inc. (a)	12,348	416,992
Polaris, Inc.	16,774	1,908,043
		$9,593,196
Machinery & Tools – 3.5%
Flowserve Corp.	38,460	$1,334,177
ITT, Inc.	4,099	372,558
Regal Rexnord Corp.	27,850	4,390,274
Timken Co.	52,221	4,462,285
Titan Machinery, Inc. (a)	11,539	528,371
		$11,087,665
Major Banks – 0.5%
First Financial Corp.	33,662	$1,479,445
Medical & Health Technology & Services – 2.5%
Cross Country Healthcare, Inc. (a)	33,525	$886,736
Health Catalyst, Inc. (a)	39,542	552,006
HealthEquity, Inc. (a)	49,224	3,207,928
Medpace Holdings, Inc. (a)	7,162	1,388,569
ModivCare, Inc. (a)	1,536	150,820
Syneos Health, Inc. (a)	43,156	1,735,734
		$7,921,793
Medical Equipment – 6.1%
AngioDynamics, Inc. (a)	48,791	$604,033
Avanos Medical, Inc. (a)	55,148	1,548,004
Bioventus, Inc., “A” (a)(l)	114,997	244,944
CareDx, Inc. (a)	15,410	259,196
Envista Holdings Corp. (a)	109,785	4,244,288
Inogen, Inc. (a)	34,856	546,194
Integer Holdings Corp. (a)	21,081	1,580,653

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Maravai Lifesciences Holdings, Inc., “A” (a)	213,637	$3,151,146
Organogenesis Holdings, Inc. (a)	225,880	553,406
Orthofix Medical, Inc. (a)	81,215	1,673,029
Quidel Corp. (a)	47,925	4,166,599
Sotera Health Co. (a)	20,129	335,953
Zynex, Inc. (a)	38,276	494,526
		$19,401,971
Metals & Mining – 1.0%
Ryerson Holding Corp.	84,283	$3,028,288
Natural Gas - Pipeline – 0.8%
Equitrans Midstream Corp.	423,476	$2,553,560
Oil Services – 1.9%
Cactus, Inc., “A”	41,920	$1,926,224
ChampionX Corp.	131,289	4,013,505
		$5,939,729
Other Banks & Diversified Financials – 11.8%
Atlanticus Holdings Corp. (a)	6,203	$198,806
Bank OZK	14,120	649,944
Cathay General Bancorp, Inc.	112,596	4,832,620
Enova International, Inc. (a)	7,022	342,322
First Hawaiian, Inc.	120,776	3,303,224
Heritage Commerce Corp.	40,344	488,566
Navient Corp.	102,177	1,844,295
OFG Bancorp	63,227	1,923,365
Preferred Bank	19,937	1,403,565
SLM Corp.	272,040	3,911,935
Texas Capital Bancshares, Inc. (a)	68,681	4,548,743
UMB Financial Corp.	46,097	4,179,154
Umpqua Holdings Corp.	234,306	4,137,844
United Community Bank, Inc.	38,250	1,266,457
Wintrust Financial Corp.	46,570	4,290,494
		$37,321,334
Pharmaceuticals – 3.5%
Alkermes PLC (a)	18,874	$504,691
Catalyst Pharmaceuticals, Inc. (a)	66,676	1,017,476
Coherus BioSciences, Inc. (a)	85,038	575,707
Eagle Pharmaceuticals, Inc. (a)	26,278	735,784
Emergent BioSolutions, Inc. (a)	21,696	268,596
Intercept Pharmaceuticals, Inc. (a)	58,714	1,184,849
Ionis Pharmaceuticals, Inc. (a)	21,411	768,655
Ironwood Pharmaceuticals, Inc. (a)	72,525	817,357
Kiniksa Pharmaceuticals, “A” (a)	65,401	841,057
Macrogenics, Inc. (a)	75,614	460,489
Phibro Animal Health Corp., “A”	41,289	648,650
REGENXBIO, Inc. (a)	38,999	867,728
United Therapeutics Corp. (a)	6,510	1,601,720
Vanda Pharmaceuticals, Inc. (a)	118,128	760,744
		$11,053,503
Railroad & Shipping – 1.2%
Scorpio Tankers, Inc.	19,719	$1,190,239
Teekay Tankers LTD., “A” (a)	57,937	2,615,855
		$3,806,094

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 6.8%
DiamondRock Hospitality Co., REIT	117,676	$1,026,135
Empire State Realty Trust, REIT, “A”	540,612	3,941,061
National Storage Affiliates Trust, REIT	72,255	3,056,386
Phillips Edison & Co., REIT	136,159	4,641,660
Piedmont Office Realty Trust, Inc., REIT	232,291	2,125,463
Spirit Realty Capital, Inc., REIT	95,037	3,913,624
STAG Industrial, Inc., REIT	54,313	1,827,089
Uniti Group, Inc., REIT	168,085	922,787
		$21,454,205
Restaurants – 0.9%
Texas Roadhouse, Inc.	26,548	$2,695,684
Specialty Chemicals – 2.6%
Chemours Co.	116,845	$3,993,762
Univar Solutions, Inc. (a)	123,741	4,300,000
		$8,293,762
Specialty Stores – 2.7%
Builders FirstSource, Inc. (a)	50,048	$4,243,069
Urban Outfitters, Inc. (a)	156,028	4,204,955
		$8,448,024
Telephone Services – 0.5%
EchoStar Corp., “A” (a)	85,306	$1,702,708
Tobacco – 0.1%
Vector Group Ltd.	13,404	$177,871
Trucking – 1.5%
Landstar System, Inc.	8,812	$1,593,121
Saia, Inc. (a)	11,180	3,028,327
		$4,621,448
Utilities - Electric Power – 1.6%
IDACORP, Inc.	8,672	$896,685
Portland General Electric Co.	89,121	4,259,984
		$5,156,669
Total Common Stocks		$319,277,693
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.55% (v)	4,292,485	$4,292,485
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.59% (j)	139,177	$139,177

Other Assets, Less Liabilities – (2.5)%		(7,904,575)
Net Assets – 100.0%		$315,804,780
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,292,485 and $319,416,870, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$319,277,693	$—	$—	$319,277,693
Mutual Funds	4,431,662	—	—	4,431,662
Total	$323,709,355	$—	$—	$323,709,355
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 28, 2023, the value of securities loaned was $570,798. These loans were collateralized by cash of $139,177 and U.S. Treasury Obligations (held by the lending agent) of $410,966.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,378,593	$48,167,774	$46,253,933	$51	$—	$4,292,485
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$68,032	$—